Investment properties	12 Months Ended
Dec. 31, 2024
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Investment properties

15.Investment properties

	31 December	31 December
Cost	2024	2023
Opening balance	1,716,010	1,920,177
Transfer from property, plant and equipment	-	(204,167)
Closing balance	1,716,010	1,716,010

Accumulated depreciation
Opening balance	1,510,465	1,661,616
Transfer from property, plant and equipment	-	(163,899)
Depreciation and impairment charges during the year	18,211	12,748
Closing balance	1,528,676	1,510,465

Net book value	187,334	205,545

Depreciation expenses amounting TL 18,211 for the year ended 31 December 2024 (31 December 2023: TL 12,748) are recognized under cost of revenue.

Determination of the fair values of the Group’s investment properties.

The Group engages qualified external experts, authorized by the Capital Markets Board of Turkiye, to perform the valuation of investment properties. Management works closely with the qualified external experts to establish the appropriate valuation techniques and inputs to the model. The fair values of these investment properties were determined using a variety of valuation methods: income capitalization approach and market approach. In estimating the fair values of the properties, the highest and best use of the property is its current use.

Rent income from investment properties during the year ended 31 December 2024 is TL 6,104 (31 December 2023: TL 34,746). There are no direct operating expenses for investment properties during the year ended 31 December 2024 (31 December 2023: None).

15.Investment properties (continued)

The Group’s investment properties and their fair values at 31 December 2024 and 2023 are as follows:

31 December 2024	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	195,000	Discounted cash flow
Investment properties in Ankara	-	138,900	-	Market approach
Investment properties in Adana	-	47,000	-	Market approach
Investment properties in Aydın	-	27,000	-	Market approach
Total	-	212,900	195,000

31 December 2023	Level 1	Level 2	Level 3	Valuation Method
Investment properties in Gebze free zone	-	-	236,781	Discounted cash flow
Investment properties in Ankara	-	139,614	-	Market approach
Investment properties in Adana	-	35,373	-	Market approach
Investment properties in Aydın	-	23,101	-	Market approach
Total	-	198,088	236,781

Significant unobservable inputs and sensitivity of fair values of respective investment properties are as follows:

In the “income capitalization” approach, a significant increase/(decrease) in rentals will cause a significant increase/(decrease) in the fair value. In addition, a slight decrease/(increase) in risk premium and discount rate which are calculated by considering current market conditions will cause a significant increase/(decrease) in the fair value.

In the “market approach”, a significant increase/(decrease) in the market value of any properties which are located in similar areas with similar conditions will cause a significant increase/(decrease) in the fair value.